Advances for Vessel Acquistions and Vessel under Construction	6 Months Ended
Jun. 30, 2016
Notes To Consolidated Financial Statements
Advances For Assets Acquisitions And Assets Under Construction

5. Advances for Vessel Acquisition and Vessels under Construction

Advances for vessel acquisition and vessels under construction are comprised of the following:
Balance, January 1, 2015	$74,243
Advances paid, including capitalized expenses and interest	123,560
Impairment loss	(9,927)
Transferred to vessel cost	(119,520)
Balance, December 31, 2015	$68,356
Advances paid, including capitalized expenses and interest	38,893
Transferred to vessel cost	(68,859)
Balance, June 30, 2016	$38,390

Advances paid for vessel acquisitions and vessels under construction comprise payments of installments that were due to the respective shipyard or third-party sellers, capitalized interest and certain capitalized expenses. During 2015 and the six-month period ended June 30, 2016 such payments were made for the following vessels:

•        During the year ended December 31, 2015: Kypros Bravery, Kypros Sky, Kypros Loyalty, Pedhoulas Cherry, Troodos Air (ex-Hull 1685), Kypros Spirit (ex-Hull 828), Hull 1146, Hull 1551 and Troodos Sun (ex-Hull 1686); and

•        During the six month period ended June 30, 2016: Troodos Air, Troodos Sun, Kypros Spirit (ex Hull 828), Hull 1146, and Hull 1551.

Transfers to vessel cost relate to the delivery to the Company from the respective shipyard or third-party seller of the following vessels:

•        During the year ended December 31, 2015: Kypros Bravery, Kypros Sky, Kypros Loyalty and Pedhoulas Cherry; and

•        During the six months ended June 30, 2016: Troodos Sun and Troodos Air.